Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Capital Leases	$ 835
Rental expense	307
Capital Leases
2018	467
2019	387
2020	88
2021	16
2022	0
Thereafter	0
Total minimum lease payments	958
Imputed interest	(62)
Present value of minimum lease payments	896	$ 0
Operating Leases
2018	1,118
2019	991
2020	729
2021	571
2022	436
Thereafter	1,607
Total minimum lease payments	$ 5,452